Loans - Nonaccrual, Restructured and Certain Past Due Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Allowance For Credit Losses [Line Items]
Nonaccrual loans, past due	$ 8,821	$ 7,142	$ 4,947
Restructured loans not on nonaccrual status	617	846	4,020
Financing Receivables Equal To Greater Than 90 Days Past Due
Financing Receivable Allowance For Credit Losses [Line Items]
Nonaccrual loans, past due	7,322	6,730	4,635
Financing Receivables 30 To 89 Days Past Due
Financing Receivable Allowance For Credit Losses [Line Items]
Nonaccrual loans, past due	642	200	207
Financing Receivables 1 To 29 Days Past Due
Financing Receivable Allowance For Credit Losses [Line Items]
Nonaccrual loans, past due	$ 3,208	$ 4,625	$ 1,215